Property and equipment (Tables)	9 Months Ended
Aug. 31, 2023
Property and equipment
Schedule Of Property And Equipment
	Computer equipment	Computer software	Furniture and fixtures	Laboratory equipment	Leasehold improvements	Total
	$	$	$	$	$	$
Cost
Balance at November 30, 2021	631,334	156,059	172,498	5,061,857	1,441,452	7,463,200
Impairment of asset	-	-	-	-	-	-
Balance at November 30, 2022	631,334	156,059	172,498	5,061,857	1,441,452	7,463,200

Balance at August 31, 2023	631,334	156,059	172,498	5,061,857	1,441,452	7,463,200

Accumulated depreciation
Balance at November 30, 2021	565,088	154,500	150,991	4,157,060	1,441,452	6,469,091
Depreciation	19,874	924	4,301	180,959	-	206,058
Balance at November 30, 2022	584,962	155,424	155,292	4,338,019	1,441,452	6,675,149
Depreciation	10,451	311	14,955	96,202	-	121,919
Balance at August 31, 2023	595,413	155,735	170,247	4,434,221	1,441,452	6,797,068

Net book value at:
November 30, 2022	46,372	635	17,206	723,838	-	788,050
August 31, 2023	35,921	324	2,251	627,636	-	666,132